Accumulated Other Comprehensive Loss (Details) $ in Millions	12 Months Ended
Mar. 31, 2021 USD ($)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,035.3
Other comprehensive (loss) gain	55.5
Ending balance	1,060.8
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(62.1)
Ending balance	(6.6)
Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.2
Other comprehensive (loss) gain	0.0
Ending balance	0.2
Pension Actuarial Gain
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0.8
Other comprehensive (loss) gain	(0.4)
Ending balance	0.4
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(63.1)
Other comprehensive (loss) gain	55.9
Ending balance	$ (7.2)